CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 5,467,000	$ 4,827,000		$ 23,488,000		$ 15,093,000	$ 1,982,000
Operating expenses:
Research and development	25,171,000	20,029,000		99,872,000		76,065,000	58,245,000
General and administrative	6,949,000	5,739,000		23,036,000		21,325,000	21,478,000
Total operating expenses	32,120,000	25,768,000		122,908,000		97,390,000	79,723,000
Loss from operations	(26,653,000)	(20,941,000)		(99,420,000)		(82,297,000)	(77,741,000)
Interest income	35,000	10,000		87,000		426,000	2,375,000
Interest expense	(976,000)	(967,000)		(3,907,000)		(1,792,000)	(72,000)
Change in fair value of warrant liability	2,448,000	7,670,000		16,682,000		(375,000)	0
Net loss	(25,146,000)	(14,228,000)		(86,558,000)		(84,038,000)	(75,438,000)
Net loss applicable to common stockholders	$ (25,146,000)	$ (14,228,000)		$ (86,558,000)		$ (84,038,000)	$ (75,438,000)
Net loss per share applicable to common stockholders— Basic	$ (0.4)	$ (0.23)		$ (1.38)		$ (1.82)	$ (1.88)
Net loss per share applicable to common stockholders— Diluted	$ (0.4)	$ (0.23)		$ (1.38)		$ (1.82)	$ (1.88)
Weighted-average number of common shares used in net loss per share applicable to common stockholders— Basic	63,061,423	61,379,641		62,534,978		46,051,617	40,222,182
Weighted-average number of common shares used in net loss per share applicable to common stockholders— Diluted	63,061,423	61,379,641		62,534,978		46,051,617	40,222,182
Tyme Technologies, Inc. and Subsidiaries [Member]
Operating expenses:
Research and development			$ 13,444,101		$ 16,709,649
General and administrative			9,632,103		10,185,537
Severance Costs			2,437,379		321,825
Total operating expenses			25,513,583		27,217,011
Loss from operations			(25,513,583)		(27,217,011)
Gain on warrant exchange					2,228,697
Interest income			150,339		22,077
Interest expense			(70,244)		(97,133)
Change in fair value of warrant liability			1,807,441		(3,915,393)
Total other income (expenses)			1,887,536		1,761,752
Loss before income taxes			(23,626,047)		(28,978,763)
Net loss			$ (23,626,047)		$ (28,978,763)
Net loss per share applicable to common stockholders— Basic			$ (0.14)		$ (0.22)
Net loss per share applicable to common stockholders— Diluted			$ (0.14)		$ (0.22)
Weighted-average number of common shares used in net loss per share applicable to common stockholders— Basic			172,206,534		134,250,722
Weighted-average number of common shares used in net loss per share applicable to common stockholders— Diluted			172,206,534		134,250,722